4. STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Options Tables
Stock Options activity
	Shares	Weighted average exercise price	Weighted average remaining contractual (years)	Aggregate intrinsic value (thousands)
Outstanding, January 1, 2014	6,531,192	$0.66	6.97	$625,412
Granted	496,761	0.50
Exercised / Expired	(319,963)	0.43
Outstanding, September 30, 2014	6,707,990	$0.67	5.78	$56,830

Vested and exercisable, September 30, 2014	5,918,043	$0.65	5.41	$56,830

	2013		2012
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,463,206	$0.67	6,862,167	$0.70
Options granted	977,276	$0.50	96,500	$0.79
Options exercised	(580,540)	$0.31	(326,461)	$0.28
Options expired/forfeited	(328,750)	$1.15	(169,000)	$2.60
Outstanding at end of year	6,531,192	$0.66	6,463,206	$0.67
Options vested and exercisable at year-end	5,463,963	$0.58	4,373,807	$0.50
Options available for grant at year-end	6,724,027		6,792,013
Aggregate intrinsic value – options exercised	$236,059		$93,088
Aggregate intrinsic value – options outstanding	$625,412		$1,332,965
Aggregate intrinsic value – options vested and exercisable	$612,946		$1,208,831
Options unvested, balance at beginning of year (1)	1,819,087	$1.18	—	—
Options granted (1)	977,276	$0.50	—	—
Vested (1)	(1,582,034)	$0.80	—	—
Cancelled/Forfeited	(147,100	$1.22	—	—
Balance, end of period (1)	1,067,229	$1.12	—	—